Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen AMT-Free Municipal Credit Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-09475

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen AMT-Free Municipal Credit Income Fund (the “Fund”) to be redeemed:

Variable Rate Demand Preferred Shares (“VRDP Shares”), Liquidation Preference $100,000 per share, of one or more of the following series:

Series 1 (CUSIP #67071L 700)

Series 2 (CUSIP #67071L 809)

Series 4 (CUSIP #67071L 866)

Series 5 (CUSIP #67071L 858)

Series 6 (CUSIP #67071L 841)

(2)	Date on which the securities are expected to be called or redeemed:

Date
VRDP Shares	On or about December 17, 2021

The redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The VRDP Shares of each series selected for redemption are to be redeemed pursuant to Section 9(a) of Part I of the Statement Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem up to 2,500 outstanding VRDP Shares from one or more of Series 1, Series 2, Series 4, Series 5 and/or Series 6, as determined by the Fund. Within a series selected by the Fund for redemption, VRDP Shares of such series to be redeemed will be selected by lot (as determined by The Depository Trust Company).*

* The Fund may redeem up to the amount of VRDP Shares listed above, but may redeem less. A notice providing the final amount of VRDP Shares of each series to be redeemed by the Fund will be provided to the VRDP shareholders of such series in accordance with the applicable Statement Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 17th day of November, 2021.

NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary